Deferred Compensation (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 26, 2023	May 05, 2022	Jun. 17, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 28, 2023	Jul. 14, 2023	Mar. 31, 2023	Dec. 31, 2020
Deferred Compensation [Line Items]
Received consulting services									$ 100,000
Deferred cash		$ 60,000
Deferred compensation warrants		400,000
Cash component		100,000	$ 38,900
Equity compensation		245,000
Equity compensation payment		100,000		$ 1,736,174
Deferred cash compensation			57,198
Accrued expenses			$ 12,500
Contingent deferred compensation, percentage			100.00%
Deferred compensation, common shares			$ 60,000
Deferred compensation, shares issued (in Shares)	65,000				65,000
Deferred compensation, per share (in Dollars per share)					$ 5
Subsequent agreement					$ 325,000
IPO [Member]
Deferred Compensation [Line Items]
Deferred compensation warrants			$ 10,000,000
Equity compensation		$ 155,000
Shares issued (in Shares)							1,415,095
Common Stock [Member]
Deferred Compensation [Line Items]
Shares issued (in Shares)		29,245
Red Chip [Member]
Deferred Compensation [Line Items]
Investment relations obligation								$ 40,000
Shares issued (in Shares)						10,554